John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class A, Class B, and Class C shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class A before tax	-6.33	13.15	6.72
After tax on distributions	-6.33	12.82	5.88
After tax on distributions, with sale	-3.58	10.62	5.23
Class B before tax	-7.03	13.21	6.62
Class C before tax	-3.12	13.50	6.64
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class I shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class I before tax	-1.11	14.73	7.70
After tax on distributions	-1.11	14.34	6.79
After tax on distributions, with sale	-0.63	11.95	6.02
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class NAV shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-29-07
As of 12-31-13
Class NAV before tax	-0.90	14.93	-0.18
After tax on distributions	-0.90	14.33	-1.17
After tax on distributions, with sale	-0.51	11.92	-0.47
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class R6 shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class R6 before tax	-1.04	14.79	7.73
After tax on distributions	-1.04	14.41	6.86
After tax on distributions, with sale	-0.59	11.98	6.06
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.

John Hancock Investment Trust

Global Opportunities Fund (the fund)

Supplement dated March 20, 2014, to the current Class R2 shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

MSCI World Index is a market-capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.

S&P Global Broad Market Index, which comprises the S&P Developed Broad Market Index and S&P Emerging Broad Market Index, is a comprehensive, rules-based index measuring global stock market performance.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			02-28-05
As of 12-31-13
Class R2 before tax	-1.59	13.24	6.07
After tax on distributions	-1.59	12.91	5.24
After tax on distributions, with sale	-0.90	10.70	4.71
MSCI World Index* (gross of foreign tax withholdings on dividends) (reflects no deduction for fees, expenses, or taxes)	27.37	15.68	6.75
S&P Global Broad Market Index* (reflects no deduction for fees, expenses, or taxes)	24.11	16.30	7.21

*	Prior to March 20, 2014, the fund compared its performance solely to the S&P Global Broad Market Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World Index as the primary benchmark index and retained the S&P Global Broad Market Index as the secondary benchmark index to which the fund compares its performance.